UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, February 12, 2004

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

       No. 13F File Number	Name

Capital Management Associates FORM 13F 31-Dec-03
Title of Value Shares/ Sh/Put/ Invstmt Other
Name of Issuer class CUSIP (x$1000Prn Amt PrnCall
Dscretn ManagersSole SharedNone
AFFILIATED COMPUTER SVCS-A COM 008190100 5914 108600SH Sole 108600 APACHE CORP. COM 037411105 6682 82391SH Sole 82391
ARROW ELECTRONICS INC. COM 042735100 6139 265300SH Sole 265300
BEMIS COMPANY COM 081437105 6030 120600SH Sole 120600
BORLAND SOFTWARE CORPORATION COM 099849101 5307 545400SH Sole 545400 BRINKER INTERNATIONAL INC COM 109641100 6006 181125SH Sole 181125 CENDANT CORP COM 151313103 7788 349710SH Sole 349710
CNF INC COM 12612w104 6536 192800SH Sole 192800
COMERICA INC COM 200340107 7181 128100SH Sole 128100
COMMERCE BANCORP INC/NJ COM 200519106 6501 123400SH Sole 123400 COMPASS BANCSHARES INC COM 20449h109 6930 176100SH Sole 176100 CONSTELLATION BRANDS INC-A COM 21036p108 6082 184700SH Sole 184700 DEERE & CO COM 244199105 5411 83180SH Sole 83180
DEL MONTE FOODS CO. COM 24522p103 8568 823800SH Sole 823800
DENTSPLY INTERNATIONAL INC COM 249030107 6708 148500SH Sole 148500 ENSCO INTERNATIONAL INC COM 26874Q100 6072 223500SH Sole 223500 FLEXTRONICS INTL LTD COM Y2573F102 5350 361500SH Sole 361500
FLOWERS FOODS INC. COM 343498101 41129 1594130SH Sole 1594130
IVAX CORP COM 465823102 8042 336775SH Sole 336775
JC PENNY INC. COM 708160106 6648 252950SH Sole 252950
KLA-TENCOR CORP COM 482480100 5766 98500SH Sole 98500
L-3 COMMUNICATIONS HLDGS INC. COM 502424104 6697 130400SH Sole 130400 LAMAR ADVERTISING CO COM 512815101 5624 150700SH Sole 150700
LINCOLN NATIONAL CORP COM 534187109 6110 151350SH Sole 151350
OFFICE DEPOT COM 676220106 6586 394150SH Sole 394150
PARKER HANNIFIN CORP COM 701094104 8306 139600SH Sole 139600
PENTAIR INC COM 709631105 7087 155070SH Sole 155070
PIONEER NATURAL RESOURCES CO. COM 723787107 5559 174100SH Sole 174100 ROCKWELL INTL CORP NEW COM 773903109 8640 242700SH Sole 242700
SAKS INCORPORATED COM 79377w108 6070 403600SH Sole 403600
SCANA CORP COM 80589m102 5826 170100SH Sole 170100
SOVEREING BANCORP INC COM 845905108 7544 317644SH Sole 317644
STERIS CORP COM 859152100 5858 259200SH Sole 259200
WEYERHAEUSER CO. COM 962166104 6796 106180SH Sole 106180